Other Financial Liabilities - Summary of Secured and Unsecured Bonds by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current	$ 43,388,605	$ 41,780,543
Non-current	800,772,841	784,713,705
Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	86,567,567	86,707,086
Non-current	1,300,066,748	1,310,457,272
One to Three Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	29,738,543	14,161,554
Three to Twelve Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	56,829,024	72,545,532
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
One to Two Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	84,163,038	84,268,507
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
Two to Three Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	81,758,512	81,829,930
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
Three to Four Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	79,353,986	79,391,353
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	328,045,479	30,793,493
Four to Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	362,291,991	76,952,775
Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	377,853,034	661,539,733
Over Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	$ 692,499,221	$ 988,014,707
Chile [Member] | U.S. dollar
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Current	$ 10,528,603	$ 9,638,449
Non-current	$ 526,737,783	$ 487,595,270
Chile [Member] | U.S. dollar | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.90%	6.90%
Current	$ 31,742,970	$ 30,231,968
Non-current	903,459,033	884,154,886
Chile [Member] | U.S. dollar | One to Three Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	7,935,743	7,557,992
Chile [Member] | U.S. dollar | Three to Twelve Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	23,807,227	22,673,976
Chile [Member] | U.S. dollar | One to Two Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,742,969	30,231,967
Chile [Member] | U.S. dollar | Two to Three Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,742,969	30,231,967
Chile [Member] | U.S. dollar | Three to Four Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,742,969	30,231,967
Chile [Member] | U.S. dollar | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	296,420,703
Chile [Member] | U.S. dollar | Four to Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	317,085,500	30,231,967
Chile [Member] | U.S. dollar | Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	230,317,080	487,595,270
Chile [Member] | U.S. dollar | Over Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	$ 491,144,626	$ 763,227,018
Chile [Member] | Chilean UF
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current	$ 32,860,002	$ 32,142,094
Non-current	$ 274,035,058	$ 297,118,435
Chile [Member] | Chilean UF | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current	$ 54,824,597	$ 56,475,118
Non-current	396,607,715	426,302,386
Chile [Member] | Chilean UF | One to Three Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	21,802,800	6,603,562
Chile [Member] | Chilean UF | Three to Twelve Months [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	33,021,797	49,871,556
Chile [Member] | Chilean UF | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
Chile [Member] | Chilean UF | One to Two Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	52,420,069	54,036,540
Chile [Member] | Chilean UF | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
Chile [Member] | Chilean UF | Two to Three Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	50,015,543	51,597,963
Chile [Member] | Chilean UF | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
Chile [Member] | Chilean UF | Three to Four Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	47,611,017	49,159,386
Chile [Member] | Chilean UF | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	31,624,776	30,793,493
Chile [Member] | Chilean UF | Four to Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	45,206,491	46,720,808
Chile [Member] | Chilean UF | Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	147,535,954	173,944,463
Chile [Member] | Chilean UF | Over Five Years [Member] | Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current	$ 201,354,595	$ 224,787,689